Exceptional items (Tables)	12 Months Ended
Jun. 30, 2025
Exceptional Items [Abstract]
Schedule of exceptional items

	2025 $ million	2024 $ million	2023 $ million
Exceptional operating items
Impairment (charge)/income and other related charges (1)	(910)	224	(613)
Restructuring programme (2)	(225)	(61)	(121)
Distribution model change in France (3)	(145)	—	—
Various dispute and litigation matters (4)	(51)	(107)	—
USVI cover-over (5)	(38)	—	—
Distribution termination fee (6)	—	—	(55)
Winding down Russian operations (7)	—	—	23
	(1,369)	56	(766)
Non-operating items
Sale of businesses and brands
Guinness Nigeria PLC (8)	(125)	(6)	—
Guinness Ghana Breweries PLC prospective sale (9)	(114)	—	—
Pampero brand (10)	53	—	—
Santa Vittoria prospective sale (11)	(29)	—	—
Cacique brand (12)	(20)	—	—
Safari brand (13)	15	—	—
Cîroc LLC (14)	(11)	—	—
Guinness Cameroun S.A. (15)	(8)	(10)	343
MHD France joint operation (16)	(5)	—	—
Windsor business (17)	4	(58)	—
Seychelles Breweries Limited prospective sale (18)	(4)	—	—
Step acquisitions
Ritual (19)	25	—	—
Nao Spirits (20)	(1)	—	—
Other (21)	—	4	21
	(220)	(70)	364
Exceptional finance income
Borrowing costs capitalised (22)	58	—	—

Exceptional items before taxation	(1,531)	(14)	(402)
Tax on exceptional items (note 7(b))	214	(24)	226

Total exceptional items	(1,317)	(38)	(176)
Attributable to:
Equity shareholders of the parent company	(1,294)	(142)	(3)
Non-controlling interests	(23)	104	(173)
Total exceptional items	(1,317)	(38)	(176)

Schedule of exceptional cash flows

	2025 $ million	2024 $ million	2023 $ million
Distribution termination fee	(48)	(55)	—
Litigation	(44)	(88)	—
Restructuring programme	(38)	(26)	(14)
Thalidomide (note 15(d))	(19)	(17)	(16)
Distill Ventures exits	(12)	—	—
Winding down Russian operations	—	(2)	(16)
Total cash payments	(161)	(188)	(46)